Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Vs. Performance Table
Year	Summary Compensation Table Total for CEO (Rumsey)(1)	Compensation Actually Paid to CEO (Rumsey)(1)(7)	Summary Compensation Table Total for Former CEO (Linebarger)(2)	Compensation Actually Paid to Former CEO (Linebarger)(2)(7)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(3)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)(5)	EBITDA ($MM)(6)
							CMI TSR	Peer Group TSR(4)
2024	$21,857,109	$32,686,322	N/A	N/A	$7,900,486	$10,028,982	$221.8	$220.2	$3,946	$6,326
2023	$12,846,068	$12,821,542	N/A	N/A	$4,698,631	$4,035,580	$148.9	$187.7	$735	$3,017
2022	$7,133,411	$8,912,042	$11,521,051	$6,424,086	$3,223,819	$4,301,797	$146.4	$156.7	$2,151	$3,799
2021	N/A	N/A	$15,645,919	$17,265,880	$5,560,018	$4,868,941	$128.3	$147.4	$2,131	$3,251
2020	N/A	N/A	$17,291,581	$27,870,614	$4,213,127	$4,975,391	$130.5	$125.0	$1,789	$3,108

(1)
Our current CEO is Jennifer W. Rumsey, who became CEO on August 1, 2022.

(2)
Our former CEO N. Thomas Linebarger served as CEO until August 1, 2022 and subsequently served as Executive Chairman until July 31, 2023; his compensation for fiscal year 2023 is included in the columns for average non-CEO NEOs.

(3)
The non-CEO NEOs for each applicable year are:

–
2024: J. Bush, A. Davis, S. Padmanabhan, and M.A. Smith

–
2023: S. Barner, M. Boakye, T. Linebarger, T. Satterwaite, and M.A. Smith

–
2022: S. Barner, T. Embree, LL. Satterwaite, and M.A. Smith

–
2021: J.W. Rumsey, S. Padmanabhan, LL. Satterwaite, and M.A. Smith

–
2020: M.M. Rose, S. Padmanabhan, LL. Satterwaite, and M.A. Smith

(4)
The Peer Group TSR shown in the table above is based on our Custom Peer Group as shown in our CD&A. TSR for this Group is weighted as of year-end 2019 by market capitalization and is calculated using a base date of December 31, 2019. In 2024, we re-evaluated our peer group that the Board benchmarks against and chose to remove companies that we no longer believe participate in similar end-markets or are strongly aligned with our businesses. We removed W.W. Grainger since they are primarily U.S. focused and Fortive Corporation due to a spin-off transaction that shrank the size of their business. The indexed TSR value for 2024 under our prior 2023 Custom Peer Group would have been $219.3.

(5)
Net Income reflects GAAP net income, as disclosed in our financial statements.

(6)
EBITDA is a non-GAAP measure defined as cumulative earnings before interest expense, income taxes, noncontrolling interests, depreciation and amortization.

(7)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

2024 Adjustments Made to Calculate CAP
			Pension Benefits			Equity Awards
Executives	SCT Total Pay	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	CAP Total
CEO (Rumsey)	$21,857,109	$(1,818,569)	$275,880	$(10,607,720)	$13,075,542	$9,904,080	$0	$0	$0	$32,686,322
Non-CEO NEOs (avg)	$7,900,486	$(949,651)	$154,990	$(4,154,909)	$4,845,956	$2,180,451	$51,659	$0	$0	$10,028,982

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Our current CEO is Jennifer W. Rumsey, who became CEO on August 1, 2022.

(2)
Our former CEO N. Thomas Linebarger served as CEO until August 1, 2022 and subsequently served as Executive Chairman until July 31, 2023; his compensation for fiscal year 2023 is included in the columns for average non-CEO NEOs.
(3)
The non-CEO NEOs for each applicable year are:
–
2024: J. Bush, A. Davis, S. Padmanabhan, and M.A. Smith

–
2023: S. Barner, M. Boakye, T. Linebarger, T. Satterwaite, and M.A. Smith
–
2022: S. Barner, T. Embree, LL. Satterwaite, and M.A. Smith

–
2021: J.W. Rumsey, S. Padmanabhan, LL. Satterwaite, and M.A. Smith

–
2020: M.M. Rose, S. Padmanabhan, LL. Satterwaite, and M.A. Smith

Peer Group Issuers, Footnote
(4)
The Peer Group TSR shown in the table above is based on our Custom Peer Group as shown in our CD&A. TSR for this Group is weighted as of year-end 2019 by market capitalization and is calculated using a base date of December 31, 2019. In 2024, we re-evaluated our peer group that the Board benchmarks against and chose to remove companies that we no longer believe participate in similar end-markets or are strongly aligned with our businesses. We removed W.W. Grainger since they are primarily U.S. focused and Fortive Corporation due to a spin-off transaction that shrank the size of their business. The indexed TSR value for 2024 under our prior 2023 Custom Peer Group would have been $219.3.

Adjustment To PEO Compensation, Footnote
(7)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

2024 Adjustments Made to Calculate CAP
			Pension Benefits			Equity Awards
Executives	SCT Total Pay	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	CAP Total
CEO (Rumsey)	$21,857,109	$(1,818,569)	$275,880	$(10,607,720)	$13,075,542	$9,904,080	$0	$0	$0	$32,686,322
Non-CEO NEOs (avg)	$7,900,486	$(949,651)	$154,990	$(4,154,909)	$4,845,956	$2,180,451	$51,659	$0	$0	$10,028,982

Non-PEO NEO Average Total Compensation Amount	$ 7,900,486	$ 4,698,631	$ 3,223,819	$ 5,560,018	$ 4,213,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,028,982	4,035,580	4,301,797	4,868,941	4,975,391
Adjustment to Non-PEO NEO Compensation Footnote
(7)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

2024 Adjustments Made to Calculate CAP
			Pension Benefits			Equity Awards
Executives	SCT Total Pay	Deduct SCT Change In Pension Value	Add Actuarial Pension Service Cost	Deduct SCT Stock & Option Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Value of Awards Not Meeting Vesting Conditions	Add Dividends Paid on Unvested Equity	CAP Total
CEO (Rumsey)	$21,857,109	$(1,818,569)	$275,880	$(10,607,720)	$13,075,542	$9,904,080	$0	$0	$0	$32,686,322
Non-CEO NEOs (avg)	$7,900,486	$(949,651)	$154,990	$(4,154,909)	$4,845,956	$2,180,451	$51,659	$0	$0	$10,028,982

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 PERFORMANCE MEASURES
For fiscal year 2024, our TMCC identified the performance measures listed below as the most important in its compensation-setting process for our NEOs.
Tabular List of Performance Measures
EBITDA
ROIC
Operating Cash Flow
The Committee identified EBITDA, ROIC, and Cash Flow as our “most important” measures because they are used in our incentive awards to determine payouts. These measures drive the largest portion of our executives’ pay. EBITDA, and ROIC provide an incentive for profitable growth and correlate well with shareholder value. Operating cash flow provides capital for investments that are important to our future and allows us to return significant capital to our shareholders.

Total Shareholder Return Amount	$ 221.8	148.9	146.4	128.3	130.5
Peer Group Total Shareholder Return Amount	220.2	187.7	156.7	147.4	125
Net Income (Loss)	$ 3,946,000,000	$ 735,000,000	$ 2,151,000,000	$ 2,131,000,000	$ 1,789,000,000
Company Selected Measure Amount	6,326,000,000	3,017,000,000	3,799,000,000	3,251,000,000	3,108,000,000
PEO Name	Jennifer W. Rumsey
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	(6) EBITDA is a non-GAAP measure defined as cumulative earnings before interest expense, income taxes, noncontrolling interests, depreciation and amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Jennifer W. Rumsey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 21,857,109	$ 12,846,068	$ 7,133,411
PEO Actually Paid Compensation Amount	32,686,322	$ 12,821,542	8,912,042
N.Thomas Linebarger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			11,521,051	$ 15,645,919	$ 17,291,581
PEO Actually Paid Compensation Amount			$ 6,424,086	$ 17,265,880	$ 27,870,614
PEO | Jennifer W. Rumsey [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,818,569)
PEO | Jennifer W. Rumsey [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,880
PEO | Jennifer W. Rumsey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,607,720)
PEO | Jennifer W. Rumsey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,075,542
PEO | Jennifer W. Rumsey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,904,080
PEO | Jennifer W. Rumsey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jennifer W. Rumsey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jennifer W. Rumsey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(949,651)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,990
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,154,909)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,845,956
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,451
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,659
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0